Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000028751 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028751 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028751 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028751 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028751 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028751 | Baker Hughes Co. - FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028751 | Lowe's Cos., Inc. - FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028751 | Labcorp Holdings, Inc. - FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028751 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028751 | Oracle Corp. - FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028751 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028751 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028751 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000028751 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028751 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028751 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028751 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028751 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028751 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028751 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028751 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028751 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028751 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028748 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028748 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028748 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028748 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028748 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028748 | Baker Hughes Co. - FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028748 | Lowe's Cos., Inc. - FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028748 | Labcorp Holdings, Inc. - FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028748 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028748 | Oracle Corp. - FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028748 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028748 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028748 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000028748 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028748 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028748 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028748 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028748 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028748 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028748 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028748 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028748 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028748 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028750 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028750 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028750 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028750 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028750 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028750 | Baker Hughes Co. - FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028750 | Lowe's Cos., Inc. - FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028750 | Labcorp Holdings, Inc. - FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028750 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028750 | Oracle Corp. - FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028750 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028750 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028750 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000028750 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028750 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028750 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028750 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028750 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028750 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028750 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028750 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028750 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028750 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028754 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028754 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028754 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028754 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028754 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028754 | Baker Hughes Co. - FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028754 | Lowe's Cos., Inc. - FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028754 | Labcorp Holdings, Inc. - FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028754 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028754 | Oracle Corp. - FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028754 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028754 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028754 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000028754 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028754 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028754 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028754 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028754 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028754 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028754 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028754 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028754 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028754 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254617 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000254617 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000254617 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254617 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000254617 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254617 | Baker Hughes Co. - FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254617 | Lowe's Cos., Inc. - FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254617 | Labcorp Holdings, Inc. - FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254617 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254617 | Oracle Corp. - FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000254617 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000254617 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000254617 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000254617 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000254617 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254617 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000254617 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000254617 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000254617 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254617 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254617 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000254617 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254617 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028758 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028758 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | Cameco Corp. (New York) - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | F5, Inc. - FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | CH Robinson Worldwide, Inc. - FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | Wintrust Financial Corp. - FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | First Citizens BancShares, Inc./NC, Class A - FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | Bath & Body Works, Inc. - FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028758 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028758 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028758 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000028758 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028758 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028758 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028758 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028758 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028758 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028758 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028758 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028758 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028755 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028755 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | Cameco Corp. (New York) - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | F5, Inc. - FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | CH Robinson Worldwide, Inc. - FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | Wintrust Financial Corp. - FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | First Citizens BancShares, Inc./NC, Class A - FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | Bath & Body Works, Inc. - FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028755 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028755 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028755 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028755 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000028755 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028755 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028755 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028755 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028755 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028755 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028755 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028755 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028755 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028757 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028757 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | Cameco Corp. (New York) - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | F5, Inc. - FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | CH Robinson Worldwide, Inc. - FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | Wintrust Financial Corp. - FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | First Citizens BancShares, Inc./NC, Class A - FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | Bath & Body Works, Inc. - FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028757 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028757 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028757 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000028757 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028757 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028757 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028757 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028757 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028757 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028757 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028757 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028761 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028761 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | Cameco Corp. (New York) - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | F5, Inc. - FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | CH Robinson Worldwide, Inc. - FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | Wintrust Financial Corp. - FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | First Citizens BancShares, Inc./NC, Class A - FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | Bath & Body Works, Inc. - FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028761 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028761 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028761 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028761 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000028761 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028761 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028761 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028761 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028761 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028761 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028761 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028761 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028761 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000135456 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135456 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | Cameco Corp. (New York) - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | F5, Inc. - FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | CH Robinson Worldwide, Inc. - FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | Wintrust Financial Corp. - FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | First Citizens BancShares, Inc./NC, Class A - FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | Bath & Body Works, Inc. - FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135456 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000135456 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000135456 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000135456 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000135456 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000135456 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000135456 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135456 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135456 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000135456 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135456 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135456 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000135456 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028765 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028765 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028765 | NatWest Group PLC - FR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028765 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028765 | Sony Group Corp. - FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028765 | Melrose Industries PLC - FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028765 | Deutsche Telekom AG (Reg) - FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028765 | Koninklijke Ahold Delhaize NV - FR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028765 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028765 | ResMed, Inc. - FR_622166908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028765 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000028765 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028765 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028765 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028765 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028765 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028765 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028765 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028765 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028765 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028765 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028765 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028765 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028765 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028765 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028765 | 10912431
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028765 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028765 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028765 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028765 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028765 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028762 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028762 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028762 | NatWest Group PLC - FR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028762 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028762 | Sony Group Corp. - FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028762 | Melrose Industries PLC - FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028762 | Deutsche Telekom AG (Reg) - FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028762 | Koninklijke Ahold Delhaize NV - FR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028762 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028762 | ResMed, Inc. - FR_622166908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028762 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000028762 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028762 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028762 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028762 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028762 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028762 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028762 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028762 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028762 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028762 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028762 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028762 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028762 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028762 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028762 | 10912431
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028762 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028762 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028762 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028762 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028762 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028762 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028762 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028762 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028762 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028762 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028762 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028762 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028764 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028764 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028764 | NatWest Group PLC - FR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028764 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028764 | Sony Group Corp. - FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028764 | Melrose Industries PLC - FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028764 | Deutsche Telekom AG (Reg) - FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028764 | Koninklijke Ahold Delhaize NV - FR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028764 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028764 | ResMed, Inc. - FR_622166908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028764 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000028764 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028764 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028764 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028764 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028764 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028764 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028764 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028764 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028764 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028764 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028764 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028764 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028764 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028764 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028764 | 10912431
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028764 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028764 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028764 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028764 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028764 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028764 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028764 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028764 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028764 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028764 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028764 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028764 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028768 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028768 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028768 | NatWest Group PLC - FR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028768 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028768 | Sony Group Corp. - FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028768 | Melrose Industries PLC - FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028768 | Deutsche Telekom AG (Reg) - FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028768 | Koninklijke Ahold Delhaize NV - FR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028768 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028768 | ResMed, Inc. - FR_622166908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028768 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000028768 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028768 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028768 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028768 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028768 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028768 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028768 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028768 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028768 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028768 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028768 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028768 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028768 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028768 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028768 | 10912431
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028768 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028768 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028768 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028768 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%